Quarterly Report
May 31, 2020
MFS®  Government
Securities Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.2%
Asset-Backed & Securitized – 5.1%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.235% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	$6,130,874	$5,891,885
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	5,105,000	5,431,904
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,259,562	1,221,300
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	1,058,044	1,083,627
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	1,000,000	1,058,228
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	1,830,317	2,002,245
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.88%, 12/15/2072 (i)(n)	23,634,615	1,454,285
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	3,955,238	4,274,899
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,065,687
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,297,336
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,409,141
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,753,555
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	5,351,861	5,783,924
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,696,173
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.239% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	6,145,237	5,975,131
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	6,390,197
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	2,037,493	2,038,202
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	3,429,659	3,688,526
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 2.619% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	5,409,775	5,211,534
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.635% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,534,436
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,650,987	1,827,117
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.031%, 12/15/2051 (i)	25,047,131	1,411,356
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 2.018% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	2,331,900	2,277,287
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.727% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,163,115	3,048,272
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 2.419% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	4,840,622	4,774,092
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	4,509,000	4,940,981
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	5,961,079
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	2,177,277	2,302,744
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	1,960,000	2,150,899
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.121%, 1/15/2052 (i)(n)	14,593,290	892,091
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	7,948,914	8,662,027
		$116,510,160
Automotive – 0.4%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$2,831,000	$2,829,400
Hyundai Capital America, 2.375%, 2/10/2023 (n)	1,899,000	1,875,021
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	3,532,000	3,570,495
		$8,274,916
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$4,386,000	$4,631,670
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,464,000	$2,612,599
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$436,000	$439,743
Howard University, Washington D.C., 2.738%, 10/01/2022	458,000	463,861
Howard University, Washington D.C., 2.801%, 10/01/2023	505,000	516,510
Howard University, Washington D.C., 2.416%, 10/01/2024	556,000	567,686
Howard University, Washington D.C., 2.516%, 10/01/2025	688,000	688,450
		$2,676,250
Major Banks – 0.1%
UBS Group AG, 3.491%, 5/23/2023 (n)	$2,120,000	$2,207,660

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.7%
Montefiore Obligated Group, 5.246%, 11/01/2048	$7,884,000	$9,491,677
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	1,992,000	2,305,063
Toledo Hospital, 5.325%, 11/15/2028	4,139,000	4,840,478
		$16,637,218
Mortgage-Backed – 58.0%
Fannie Mae, 5%, 7/01/2020 - 3/01/2042	$16,563,596	$18,928,685
Fannie Mae, 4.14%, 8/01/2020	1,238,072	1,237,394
Fannie Mae, 5.19%, 9/01/2020	1,367,785	1,366,751
Fannie Mae, 4.5%, 11/01/2020 - 6/01/2044	46,473,556	51,680,945
Fannie Mae, 6%, 2/01/2021 - 12/01/2037	3,428,097	3,924,660
Fannie Mae, 2.152%, 1/25/2023	2,913,226	2,978,087
Fannie Mae, 2.41%, 5/01/2023	1,413,498	1,466,762
Fannie Mae, 2.55%, 5/01/2023	1,216,526	1,267,093
Fannie Mae, 2.59%, 5/01/2023	774,250	807,354
Fannie Mae, 5.5%, 6/01/2023 - 4/01/2050	20,733,015	24,095,730
Fannie Mae, 3.78%, 10/01/2023	866,244	936,958
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	89,610,521	96,592,051
Fannie Mae, 3.59%, 9/01/2026	993,452	1,121,718
Fannie Mae, 2.28%, 11/01/2026	890,676	945,703
Fannie Mae, 2.584%, 12/25/2026	10,346,000	11,237,442
Fannie Mae, 3.045%, 3/25/2028	4,554,000	5,122,369
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	94,570,389	103,696,470
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	112,277,432	119,082,214
Fannie Mae, 2.5%, 11/01/2031 - 3/01/2050	20,026,993	20,952,732
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	3,360,505	354,216
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	1,543,201	1,775,088
Fannie Mae, 3%, 2/25/2033 (i)	2,701,566	294,791
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	5,494,245	5,641,272
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	14,238,879	14,480,631
Fannie Mae, 2.75%, 9/25/2042	3,698,663	3,876,025
Fannie Mae, TBA, 2.5%, 6/01/2035 - 7/01/2050	70,900,000	73,711,097
Fannie Mae, TBA, 3%, 6/01/2035 - 7/01/2050	49,760,603	52,279,592
Fannie Mae, TBA, 3.5%, 6/01/2035 - 6/01/2050	16,254,066	17,151,872
Fannie Mae, TBA, 2%, 7/01/2035 - 7/01/2050	10,975,000	11,194,673
Fannie Mae, TBA, 4%, 6/01/2050	10,375,000	11,044,917
Freddie Mac, 3.808%, 8/25/2020	1,258,428	1,262,338
Freddie Mac, 3.034%, 10/25/2020	3,366,938	3,369,897
Freddie Mac, 5.5%, 4/01/2021 - 9/01/2041	6,963,342	8,048,263
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	2,427,431	2,763,878
Freddie Mac, 5%, 12/01/2021 - 12/01/2044	16,579,798	19,043,585
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	7,407,577	8,201,357
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,901,297
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,897,085
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,595,198
Freddie Mac, 3.06%, 7/25/2023	871,000	929,250
Freddie Mac, 3.531%, 7/25/2023	240,000	259,592
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,969,224
Freddie Mac, 1.022%, 4/25/2024 (i)	54,365,058	1,477,474
Freddie Mac, 0.734%, 7/25/2024 (i)	59,298,193	1,249,929
Freddie Mac, 3.303%, 7/25/2024	4,700,000	5,152,011
Freddie Mac, 3.064%, 8/25/2024	6,098,509	6,601,916
Freddie Mac, 2.67%, 12/25/2024	10,788,000	11,637,927
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,774,980
Freddie Mac, 3.329%, 5/25/2025	9,024,000	10,051,498
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	6,437,532	7,017,279
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,917,840
Freddie Mac, 3.3%, 10/25/2026	7,808,000	8,838,537
Freddie Mac, 3.413%, 12/25/2026	744,000	848,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	$91,117,822	$98,240,431
Freddie Mac, 1.482%, 3/25/2027 (i)	5,583,000	460,007
Freddie Mac, 3.117%, 6/25/2027	5,237,000	5,902,145
Freddie Mac, 0.577%, 7/25/2027 (i)	106,328,878	3,810,784
Freddie Mac, 0.434%, 8/25/2027 (i)	84,380,745	2,291,418
Freddie Mac, 3.187%, 9/25/2027	12,800,000	14,492,485
Freddie Mac, 0.29%, 1/25/2028 (i)	151,776,428	3,242,263
Freddie Mac, 0.434%, 1/25/2028 (i)	62,463,899	1,364,792
Freddie Mac, 0.27%, 2/25/2028 (i)	177,565,719	1,993,388
Freddie Mac, 3.65%, 2/25/2028	880,000	1,027,910
Freddie Mac, 2.5%, 3/15/2028	780,220	812,311
Freddie Mac, 0.119%, 4/25/2028 (i)	113,977,448	1,195,635
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	83,043,723	89,171,199
Freddie Mac, 3.854%, 6/25/2028	5,050,000	5,969,529
Freddie Mac, 3.926%, 7/25/2028	4,501,000	5,357,147
Freddie Mac, 3.78%, 10/25/2028	5,756,000	6,806,422
Freddie Mac, 4.06%, 10/25/2028	5,767,000	6,949,612
Freddie Mac, 1.089%, 7/25/2029 (i)	19,400,032	1,597,575
Freddie Mac, 0.757%, 11/25/2029 (i)	77,381,237	3,843,224
Freddie Mac, 1.639%, 2/25/2030	5,284,947	5,495,864
Freddie Mac, 1.916%, 4/25/2030 (i)	6,841,545	1,021,018
Freddie Mac, 3.424%, 4/25/2032	9,800,000	11,357,538
Freddie Mac, 5.5%, 2/15/2036 (i)	688,415	136,591
Freddie Mac, 2%, 8/15/2036	8,771,110	8,906,667
Freddie Mac, 6.5%, 5/01/2037	224,357	256,758
Freddie Mac, 4.5%, 12/15/2040 (i)	306,001	29,332
Freddie Mac, 1.75%, 8/15/2041	2,617,938	2,673,005
Freddie Mac, 1.27%, 10/25/2052 (i)	34,009,091	2,917,378
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	2,551,000	2,710,015
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	3,171,344	3,620,957
Ginnie Mae, 4.5%, 7/20/2033 - 7/20/2049	10,684,658	11,919,075
Ginnie Mae, 5.705%, 8/20/2034	2,323,551	2,691,810
Ginnie Mae, 5.875%, 1/20/2039	3,061,374	3,580,120
Ginnie Mae, 4%, 5/16/2039 - 4/20/2050	18,210,484	19,613,179
Ginnie Mae, 3.5%, 4/15/2040 - 5/20/2050	32,860,158	35,419,504
Ginnie Mae, 3.5%, 10/20/2041 (i)	1,201,793	101,742
Ginnie Mae, 4%, 8/16/2042 (i)	1,292,201	187,366
Ginnie Mae, 3%, 2/20/2043 - 4/20/2050	53,984,073	57,320,018
Ginnie Mae, 2.25%, 9/20/2043	4,325,737	4,403,261
Ginnie Mae, 5.87%, 4/20/2058	38,816	45,177
Ginnie Mae, 0.659%, 2/16/2059 (i)	7,632,975	402,790
Ginnie Mae, TBA, 3%, 6/01/2050	20,725,000	21,939,355
Ginnie Mae, TBA, 3.5%, 6/01/2050	45,650,000	48,399,699
Ginnie Mae, TBA, 4%, 6/01/2050	18,200,000	19,386,555
Ginnie Mae, TBA, 4.5%, 6/01/2050	1,325,000	1,424,789
		$1,315,541,564
Municipals – 1.6%
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 3.411%, 1/01/2043	$3,990,000	$3,910,040
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	3,760,000	3,884,193
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	14,792,000	14,104,912
Philadelphia, PA, School District, “A”, 5.995%, 9/01/2030	3,280,000	4,208,765
State of California (Build America Bonds), 7.6%, 11/01/2040	4,220,000	7,504,299
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	3,260,000	3,263,064
		$36,875,273
Other Banks & Diversified Financials – 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$5,120,000	$5,294,685

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$4,285,295
Tobacco – 0.2%
B.A.T Capital Corp., 2.764%, 8/15/2022	$4,264,000	$4,393,444
U.S. Government Agencies and Equivalents – 1.3%
AID Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,084,138
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,750,285
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,122,425
Small Business Administration, 6.35%, 4/01/2021	13,897	14,109
Small Business Administration, 6.34%, 5/01/2021	27,634	28,180
Small Business Administration, 6.44%, 6/01/2021	36,903	37,520
Small Business Administration, 6.625%, 7/01/2021	33,967	34,510
Small Business Administration, 6.07%, 3/01/2022	43,063	44,061
Small Business Administration, 4.98%, 11/01/2023	76,947	81,291
Small Business Administration, 4.89%, 12/01/2023	256,879	269,170
Small Business Administration, 4.77%, 4/01/2024	220,585	231,630
Small Business Administration, 5.52%, 6/01/2024	129,294	136,897
Small Business Administration, 4.99%, 9/01/2024	223,074	234,866
Small Business Administration, 4.86%, 10/01/2024	114,185	120,404
Small Business Administration, 4.86%, 1/01/2025	292,847	309,102
Small Business Administration, 5.11%, 4/01/2025	176,048	186,951
Small Business Administration, 2.21%, 2/01/2033	1,531,020	1,574,366
Small Business Administration, 2.22%, 3/01/2033	2,588,995	2,668,218
Small Business Administration, 3.15%, 7/01/2033	2,354,907	2,488,499
Small Business Administration, 3.16%, 8/01/2033	851,501	900,962
Small Business Administration, 3.62%, 9/01/2033	902,258	968,785
Tennessee Valley Authority, 0.75%, 5/15/2025	3,827,000	3,865,768
		$29,152,137
U.S. Treasury Obligations – 29.7%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,725,138
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,817,655
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,362,249
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,274,090
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	3,233,157
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	18,997,757
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	13,209,243
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	35,937,205
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	120,840,597
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	34,915,077
U.S. Treasury Notes, 3.125%, 5/15/2021	93,251,000	95,840,901
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	146,688,568
U.S. Treasury Notes, 2.875%, 7/31/2025	30,757,000	34,744,597
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	23,490,457
U.S. Treasury Notes, 2%, 11/15/2026	51,959,000	57,047,329
U.S. Treasury Notes, 2.75%, 2/15/2028	10,157,000	11,864,249
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	22,537,353
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	32,092,801
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	9,458,536
		$675,076,959
Utilities - Electric Power – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$5,391,769
Total Bonds		$2,229,561,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 13.9%
Money Market Funds – 13.9%
MFS Institutional Money Market Portfolio, 0.19% (v)	314,702,909	$314,734,379

Other Assets, Less Liabilities – (12.1)%		(273,815,117)
Net Assets – 100.0%		$2,270,480,861
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $314,734,379 and $2,229,561,599, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,869,955, representing 2.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
Derivative Contracts at 5/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	582	$128,531,062	September – 2020	$47,950
U.S. Treasury Note 5 yr	Long	USD	180	22,612,500	September – 2020	45,767
U.S. Treasury Ultra Bond	Long	USD	178	38,809,563	September – 2020	109,970
						$203,687
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	278	$49,588,250	September – 2020	$(218,216)
U.S. Treasury Note 10 yr	Long	USD	131	18,217,188	September – 2020	(478)
						$(218,694)
At May 31, 2020, the fund had liquid securities with an aggregate value of $1,566,989 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$704,229,096	$—	$704,229,096
Non - U.S. Sovereign Debt	—	4,285,295	—	4,285,295
Municipal Bonds	—	36,875,273	—	36,875,273
U.S. Corporate Bonds	—	26,630,488	—	26,630,488
Residential Mortgage-Backed Securities	—	1,315,541,564	—	1,315,541,564
Commercial Mortgage-Backed Securities	—	87,384,481	—	87,384,481
Asset-Backed Securities (including CDOs)	—	29,125,679	—	29,125,679
Foreign Bonds	—	25,489,723	—	25,489,723
Mutual Funds	314,734,379	—	—	314,734,379
Total	$314,734,379	$2,229,561,599	$—	$2,544,295,978
Other Financial Instruments
Futures Contracts – Assets	$203,687	$—	$—	$203,687
Futures Contracts – Liabilities	(218,694)	—	—	(218,694)

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$288,309,000	$225,130,662	$198,703,757	$8,478	$(10,004)	$314,734,379
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$555,773	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.